Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	174.00
Total Offset Amount	0.00
Net Fee	$ 174.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A